Cover	Jun. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2026
Entity File Number	001-43076
Entity Registrant Name	EVA LIVE INC.
Entity Central Index Key	0001983736
Entity Tax Identification Number	88-2864075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	The Plaza
Entity Address, Address Line Two	1800 Century Park East
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	229-5981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false